Prepayment and other current assets	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Prepayment and other current assets
8.	Prepayment and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2017	2018
	RMB	RMB
Third-party platform funds receivable (i)	91,747	145,539
VAT prepayments	62,496	54,408
Supplier rebates receivables	49,909	52,968
Receivable from disposal of a long-term investment	-	59,384
Interest receivable	8,928	92
Prepaid taxes related with overseas purchase	31,470	42,710
Prepaid vendors deposits	16,427	14,872
Prepaid advertising and marketing fees	16,775	82,223
Prepaid rental fees	9,656	12,673
Other receivables	7,287	11,271
Total	294,695	476,140

(i)	This balance represents cash deposits from Jiedian customers that use its portable power banks, held by third-party on-line payment service providers.